COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 vessel	Mar. 31, 2014 Battersea [Member]	Dec. 31, 2013 Battersea [Member]	Dec. 31, 2012 VLCC Hampstead [Member]
Claims for damages against charterers			$ 59,000,000		$ 17,000,000
Proceeds from Legal Settlements				170,000	756,000
Proceeds from failed sale						2,400,000
Newbuildings			185,500,000
Number of Newbuildings on Order			4
Newbuilding installment commitments	$ 161,100,000	$ 24,400,000